UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-06707

			   Narragansett Insured Tax-Free Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	06/30/07
						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

JUNE 30, 2007

                          A TAX-FREE INCOME INVESTMENT

              [LOGO OF NARRAGANSETT INSURED TAX-FREE INCOME FUND:
              RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP OF
                    WAVES AND THREE SEAGULLS FLYING ABOVE IT]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (SM)

[LOGO OF NARRAGANSETT INSURED TAX-FREE INCOME FUND:
RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP
OF WAVES AND THREE SEAGULLS FLYING ABOVE IT]

                   SERVING RHODE ISLAND INVESTORS FOR 15 YEARS

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                            "PROFESSIONAL MANAGEMENT"

                                                                    August, 2007

Dear Fellow Shareholder:

Rising interest rates, reaching for yield and tightening yield curves - these are all topics that have been in the news as of late. While there is a plethora of information available on these topics and others if you are interested, the good news is that when it comes to Narragansett Insured Tax-Free Income Fund you don't need to be versed in "financialese" any more than you wish.

Why? Because one of the conveniences afforded you through an investment in Narragansett Insured Tax-Free Income Fund is local active professional portfolio management. The Fund's portfolio managers continuously monitor economic, monetary and financial trends and adjust the portfolio accordingly as and when they deem appropriate.

Your Fund's portfolio managers provide ongoing surveillance of the marketplace and strive to maneuver cautiously through its ups and downs - much like a ship's captain whose job it is to ride out sudden storms.

Not unlike the prudent ship's captain who ensures that the cargo is properly balanced and positioned, the Fund's portfolio managers are constantly monitoring the investment portfolio and the economic weather conditions striving to provide as stable a net asset value and as high a level of tax-free income as possible.

As with a ship in choppy seas, your investment requires constant vigilance and nimble reflexes in all phases of its management. This does not, however,

                         NOT A PART OF THE ANNUAL REPORT
mean selling and buying securities continuously based upon market blips. What it does mean is being a keen observer of the scene, monitoring securities very carefully and taking action as appropriate whenever significant changes occur or are anticipated.

Your portfolio managers seek opportunities that make sense within the prevailing marketplace and which provide double tax-free income while maintaining the overall conservative nature of the portfolio.

In short, your professional managers do the work for you. So, the next time you come across a boring, complex analysis of the bond market, feel free to flip right past it. Your Fund's portfolio management team's job (and their passion) is to keep on top of and make sense out of all the news. Thus, like a seasoned traveler, you can enjoy your trip knowing that there are experienced eyes watching the waters and steady hands on the helm.

                                   Sincerely,


/s/ Lacy B. Herrmann                            /s/ Diana P. Herrmann

Lacy B. Herrmann                                Diana P. Herrmann
Founder and Chairman Emeritus                   President

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF NARRAGANSETT INSURED TAX-FREE INCOME FUND:
RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP
OF WAVES AND THREE SEAGULLS FLYING ABOVE IT]

                   SERVING RHODE ISLAND INVESTORS FOR 15 YEARS

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

      Narragansett Insured Tax-Free Income Fund (the "Fund") seeks to provide the highest level of double tax-free income possible while staying within its self-imposed quality restraints. The Fund strives to accomplish this by purchasing only municipal securities rated AAA by nationally renowned credit rating services. As an extra measure of credit protection to shareholders, all securities owned by the Fund are insured to provide for the timely payment of principal and interest when due. A maximum average maturity profile of less than 12 years has been and will likely continue to be maintained for the Fund's portfolio in order to produce a reasonable level of income return with relatively high stability for the Fund's share price. At the June 30, 2007 fiscal year end, the portfolio had an average maturity of 8.7 years.

      Equity markets have surprised many investors as all major U.S. equity markets have performed well year to-date through June, 2007. The S&P 500, Dow Jones Industrials, and NASDAQ indices were up 7.0%, 8.8%, and 8.2%, respectively. International equity markets have fared even better than U.S. markets as Europe, China, and Japan have continued to expand at unanticipated levels. The broad market Europe, Australia, and Far East ("EAFE") index showed a return of 11.2% for the same time period. The pace of potential mergers and continued stock buy back programs has helped propel the equity markets in addition to decent earnings announcements across the board. The only thing that appears to be in the way of further gains is the drag from the slowing home building market, which has yet to be reflected in recent consumer spending figures. Should a prolonged downturn exist because of fallout from the much publicized home foreclosures and credit card delinquencies, we would not be surprised to see a correction in the equity market.

      It has been exactly one year since the last interest rate hike and the Federal Reserve (the "Fed") has remained on hold with the Federal Funds target rate set at 5.25%. The Fed's concern generally continues to be inflation as measured by Personal Consumption Expenditure ("PCE"). In addition, the Fed has kept close tabs on the core Consumer Price Index ("CPI") and labor costs, the latter of which has been deemed to have been particularly stubborn. The Fed has also not been shy about its intention to raise rates further if inflation remains elevated. In response, U.S. Treasury yields have moved to over 5% and the yield curve has begun to show a positive slope.

      Further competition from foreign markets has also had an impact on yields of U.S. Treasury securities. Recent rates hikes by the European Central Bank and others have begun to bring world rates more in line with the U.S. This has started some reallocation of bond purchases to other markets outside of the U.S. This means that there is now more competition for capital, and we expect Treasury rates to adjust when fixed income investors make their allocations.

      Given the current Federal and Rhode Island income tax rates, we believe Narragansett Insured Tax-Free Income Fund presently produces an attractive yield for Rhode Island residents when compared to taxable fixed-income securities.

      Management believes that having available to the Fund a locally-based investment manager, with extensive knowledge and experience in the Rhode Island municipal market, continues to add considerable value to the portfolio and provides a distinct benefit to the Fund's shareholders.

      The Fund's investment Sub-Adviser intends to continue to oversee the portfolio with a strong emphasis on achieving a balance between share price stability, acceptable double tax-free income return, and the highest standards of credit quality.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Narragansett Insured Tax-Free Income Fund for the 10-year period ended June 30, 2007 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                                                                                   Lehman Brothers
                 Cost of       Fund Class A Shares      Fund Class A Shares      Quality Intermediate
              Living Index       no sales charge         with sales charge       Municipal Bond Index
6/97            10,000              10,000                   9,600                      10,000
6/98            10,169              10,804                  10,376                      10,695
6/99            10,381              10,949                  10,515                      11,019
6/00            10,712              11,229                  10,784                      11,463
6/01            11,099              12,324                  11,835                      12,476
6/02            11,230              13,058                  12,541                      13,343
6/03            11,462              14,250                  13,686                      14,387
6/04            11,811              14,104                  13,546                      14,436
6/05            12,142              15,124                  14,525                      15,214
6/06            12,648              15,015                  14,420                      15,266
6/07            12,986              15,669                  15,048                      15,905

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                            FOR PERIODS ENDED JUNE 30, 2007
                                                      ------------------------------------------
                                                                                         SINCE
                                                      1 YEAR    5 YEARS    10 YEARS    INCEPTION
                                                      ------    -------    --------    ---------
Class A (commenced operations on 9/10/92)
        With Sales Charge ......................      (0.06)%     2.87%       4.17%      4.98%
        Without Sales Charge ...................       4.10       3.72        4.59       5.27
Class C (commenced operations on 5/1/96)
        With CDSC ..............................       2.19       2.84        3.68       3.95
        Without CDSC ...........................       3.22       2.84        3.68       3.95
Class Y (commenced operations on 5/1/96)
        No Sales Charge ........................       4.25       3.87        4.79       5.09
Class I (commenced operations on 11/4/98)
        No Sales Charge ........................       3.96       3.65        n/a        4.06
Lehman Index ...................................       4.19       3.57        4.75       5.17*  (Class A)
                                                                                         4.50** (Class C&Y)
                                                                                         4.30+  (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y and Class I shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

*       From commencement of operations on 9/10/92.
**      From commencement of operations on 5/1/96.
+       From commencement of operations on 11/4/98.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Narragansett Insured Tax-Free Income Fund:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Narragansett Insured Tax-Free Income Fund as of June 30, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended June 30, 2005 have been audited by other auditors, whose report dated August 12, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Narragansett Insured Tax-Free Income Fund as of June 30, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 17, 2007

--------------------------------------------------------------------------------

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        GENERAL OBLIGATION BONDS (45.4%)                            OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  Coventry, Rhode Island
$       550,000   5.000%, 11/01/16 AMBAC Insured ......................     Aaa+/AAA+++    $      574,233
        550,000   5.000%, 11/01/17 AMBAC Insured ......................     Aaa+/AAA+++           571,125
                  Cranston, Rhode Island
        500,000   5.450%, 11/15/11 FGIC Insured .......................     Aaa+/AAA++            522,780
      1,000,000   4.250%, 04/01/18 MBIA Insured .......................     Aaa+/AAA++            993,980
      1,000,000   4.250%, 04/01/19 MBIA Insured .......................     Aaa+/AAA++            989,010
      1,000,000   4.300%, 04/01/20 MBIA Insured .......................     Aaa+/AAA++            990,270
      1,500,000   4.500%, 04/01/26 MBIA Insured .......................     Aaa+/AAA++          1,471,965
                  Cumberland, Rhode Island
        250,000   4.000%, 02/01/14 FGIC Insured .......................     Aaa+/AAA++            249,280
        250,000   4.000%, 02/01/15 FGIC Insured .......................     Aaa+/AAA++            248,702
        500,000   5.000%, 08/01/15 MBIA Insured .......................     Aaa+/AAA++            514,745
        250,000   4.000%, 02/01/16 FGIC Insured .......................     Aaa+/AAA++            247,668
        250,000   4.100%, 02/01/17 FGIC Insured .......................     Aaa+/AAA++            248,430
        250,000   4.150%, 02/01/18 FGIC Insured .......................     Aaa+/AAA++            248,303
      1,255,000   5.000%, 10/01/18 MBIA Insured .......................     Aaa+/AAA++          1,297,469
      1,040,000   5.200%, 10/01/21 MBIA Insured .......................     Aaa+/AAA++          1,082,390
                  Lincoln, Rhode Island
      2,000,000   4.500%, 08/01/26 MBIA Insured .......................     Aaa+/AAA+++         1,987,280
                  New Shoreham, Rhode Island
        245,000   4.000%, 11/15/15 AMBAC Insured ......................     Aaa+/AAA++            243,442
        255,000   4.250%, 11/15/16 AMBAC Insured ......................     Aaa+/AAA++            256,446
        270,000   4.250%, 11/15/17 AMBAC Insured ......................     Aaa+/AAA++            270,888
        910,000   4.800%, 04/15/18 AMBAC Insured ......................     Aaa+/AAA++            932,168
        285,000   4.500%, 11/15/18 AMBAC Insured ......................     Aaa+/AAA++            288,642
      1,105,000   5.000%, 04/15/22 AMBAC Insured ......................     Aaa+/AAA++          1,144,780
                  Newport, Rhode Island
      1,000,000   4.500%, 11/01/15 AMBAC Insured ......................     Aaa+/AAA+++         1,022,590
      1,000,000   4.750%, 11/01/18 AMBAC Insured ......................     Aaa+/AAA+++         1,027,410
        800,000   5.000%, 11/01/20 AMBAC Insured ......................     Aaa+/AAA+++           830,088
                  North Kingstown, Rhode Island
        500,000   3.750%, 10/01/12 FGIC Insured .......................     Aaa+/AAA++            494,820

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                        OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  North Providence, Rhode Island
$       400,000   5.700%, 07/01/08 MBIA Insured .......................     Aaa+/AAA++     $      408,000
        500,000   4.700%, 09/15/14 FSA Insured ........................     Aaa+/AAA++            512,395
        500,000   3.650%, 10/15/14 FSA Insured ........................     Aaa+/AAA++            483,390
        500,000   3.750%, 10/15/15 FSA Insured ........................     Aaa+/AAA++            483,175
                  Pawtucket, Rhode Island
        600,000   4.300%, 09/15/09 AMBAC Insured ......................     Aaa+/AAA+++           606,228
        250,000   4.400%, 09/15/10 AMBAC Insured ......................     Aaa+/AAA+++           253,932
        910,000   4.000%, 04/15/14 AMBAC Insured ......................     Aaa+/AAA+++           907,279
                  Providence, Rhode Island
        700,000   5.500%, 01/15/11 FSA Insured ........................     Aaa+/AAA++            707,581
      1,000,000   5.000%, 01/15/16 FGIC Insured .......................     Aaa+/AAA++          1,043,630
      1,000,000   5.000%, 01/15/17 FGIC Insured .......................     Aaa+/AAA++          1,043,630
      1,000,000   5.000%, 01/15/18 FGIC Insured .......................     Aaa+/AAA++          1,043,630
                  Rhode Island Consolidated Capital
                     Development Loan
      1,000,000   5.125%, 07/15/11 FGIC Insured .......................     Aaa+/AAA++          1,021,310
      1,135,000   5.000%, 08/01/11 MBIA Insured .......................     Aaa+/AAA++          1,147,315
      1,000,000   5.000%, 09/01/14 Series A FGIC Insured ..............     Aaa+/AAA++          1,023,770
      1,500,000   5.000%, 09/01/15 FGIC Insured .......................     Aaa+/AAA++          1,535,655
      1,500,000   4.750%, 09/01/17 Series A FGIC Insured ..............     Aaa+/AAA++          1,531,455
                  South Kingstown, Rhode Island
        500,000   5.500%, 06/15/12 FGIC Insured .......................     Aaa+/AAA+++           526,645
                  State of Rhode Island
      1,000,000   5.250%, 11/01/11 Series C MBIA Insured ..............     Aaa+/AAA++          1,051,950
      2,000,000   5.000%, 08/01/12 Series B MBIA Insured ..............     Aaa+/AAA++          2,093,740
      1,000,000   5.000%, 06/01/14 Series B FGIC Insured ..............     Aaa+/AAA++          1,035,060
      4,000,000   5.000%, 08/01/14 FGIC Insured .......................     Aaa+/AAA++          4,145,800
      2,000,000   5.000%, 08/01/15 Series B FGIC Insured ..............     Aaa+/AAA++          2,066,820
      2,000,000   4.500%, 02/01/17 MBIA Insured .......................     Aaa+/AAA++          2,031,800
      2,000,000   5.250%, 11/01/17 FGIC Insured .......................     Aaa+/AAA++          2,119,640
      2,500,000   5.000%, 09/01/18 MBIA Insured .......................     Aaa+/AAA++          2,604,200
      2,000,000   5.000%, 09/01/19 MBIA Insured .......................     Aaa+/AAA++          2,081,580
      1,500,000   5.000%, 09/01/20 MBIA Insured .......................     Aaa+/AAA++          1,558,845
                  Warwick, Rhode Island
        665,000   4.250%, 07/15/14 AMBAC Insured ......................     Aaa+/AAA++            670,985
        195,000   5.600%, 08/01/14 FSA Insured ........................     Aaa+/AAA++            199,144

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                        OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  Warwick, Rhode Island (continued)
$       700,000   4.375%, 07/15/15 AMBAC Insured ......................     Aaa+/AAA++     $      708,974
        770,000   4.600%, 07/15/17 AMBAC Insured ......................     Aaa+/AAA++            784,522
      1,000,000   5.000%, 03/01/18 FGIC Insured .......................     Aaa+/AAA++          1,025,410
        905,000   4.250%, 01/15/18 XLCA Insured .......................     Aaa+/AAA++            903,471
        810,000   4.700%, 07/15/18 AMBAC Insured ......................     Aaa+/AAA++            826,338
      1,000,000   5.000%, 01/15/19 FGIC Insured .......................     Aaa+/AAA++          1,040,610
        855,000   4.750%, 07/15/19 AMBAC Insured ......................     Aaa+/AAA++            871,442
        500,000   5.000%, 01/15/20 FGIC Insured .......................     Aaa+/AAA++            519,805
                  West Warwick, Rhode Island
        500,000   4.875%, 03/01/16 AMBAC Insured ......................     Aaa+/AAA+++           515,605
        670,000   5.000%, 03/01/17 AMBAC Insured ......................     Aaa+/AAA+++           695,862
        700,000   5.050%, 03/01/18 AMBAC Insured ......................     Aaa+/AAA+++           729,995
        735,000   5.100%, 03/01/19 AMBAC Insured ......................     Aaa+/AAA+++           766,774
                  Westerly, Rhode Island
        900,000   4.000%, 07/01/17 MBIA Insured .......................     Aaa+/AAA++            891,225
        900,000   4.000%, 07/01/18 MBIA Insured .......................     Aaa+/AAA++            886,617
                  Woonsocket, Rhode Island
        655,000   4.450%, 12/15/12 FGIC Insured .......................     Aaa+/AAA+++           663,960
        685,000   4.550%, 12/15/13 FGIC Insured .......................     Aaa+/AAA+++           696,556
                                                                                           --------------
                     Total General Obligation Bonds ...................                        67,214,654
                                                                                           --------------

                  REVENUE BONDS (54.8%)

                  DEVELOPMENT REVENUE BONDS (8.6%)
                  Providence Rhode Island Redevelopment Agency
                     Revenue Refunding Public Safety Building Project
      1,925,000   5.200%, 04/01/11 AMBAC Insured (pre-refunded) .......     Aaa+/AAA+++         2,003,559
                  Rhode Island Convention Center Authority
                     Revenue Refunding
        925,000   5.000%, 05/15/10 Series 1993 B MBIA Insured .........     Aaa+/AAA++            953,009
                  Rhode Island Public Building Authority State
                     Public Projects
      1,000,000   5.250%, 02/01/09 Series 1998 A AMBAC Insured ........     Aaa+/AAA++          1,018,230
                  Rhode Island State Economic Development Corp.,
                     Airport Revenue
      1,000,000   5.000%, 07/01/18 Series B FSA Insured ...............     Aaa+/AAA++          1,017,650

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  DEVELOPMENT REVENUE BONDS (CONTINUED)
                  Rhode Island State Economic Development Corp.,
                     Airport Revenue Refunding
$     1,670,000   5.000%, 07/01/13 Series C MBIA Insured ..............     Aaa+/AAA++     $    1,745,484
                  Rhode Island State Economic Development Corp.,
                     Motor Fuel Tax Revenue (Rhode Island
                     Department of Transportation)
      1,000,000   4.000%, 06/15/15 Series A AMBAC Insured .............     Aaa+/AAA++            993,930
      1,000,000   4.000%, 06/15/18 Series 2006A AMBAC Insured .........     Aaa+/AAA++            976,570
                  Rhode Island State Economic Development Corp.,
                     (Rhode Island Airport Corp. Intermodal
                     Facility Project)
      1,000,000   4.250%, 07/01/17 CIFG Assurance North
                     America, Inc. Insured ............................     Aaa+/AAA++            984,800
                  Rhode Island State Economic Development Corp.,
                     University of Rhode Island
        750,000   4.800%, 11/01/11 Series 1999 FSA Insured ............       Aaa+/NR             766,343
        750,000   4.900%, 11/01/12 Series 1999 FSA Insured ............       Aaa+/NR             769,358
        750,000   4.900%, 11/01/13 Series 1999 FSA Insured ............       Aaa+/NR             770,295
        750,000   5.000%, 11/01/14 Series 1999 FSA Insured ............       Aaa+/NR             774,960
                                                                                           --------------
                     Total Development Revenue Bonds                                           12,774,188
                                                                                           --------------

                  HIGHER EDUCATION REVENUE BONDS (30.2%)
                  Providence, Rhode Island Public Building
                     Authority, School Projects
        500,000   5.500%, 12/15/14 Series 1996 B MBIA Insured .........     Aaa+/AAA++            508,830
        500,000   5.500%, 12/15/15 Series 1996 B MBIA Insured .........     Aaa+/AAA++            508,830
      1,000,000   5.250%, 12/15/14 Series 1998 FSA Insured ............     Aaa+/AAA++          1,038,540
        500,000   5.000%, 12/15/09 Series 1999 A AMBAC Insured ........     Aaa+/AAA++            513,870
      1,395,000   4.000%, 12/15/12 Series 2003 A MBIA Insured .........     Aaa+/AAA++          1,397,009
      1,450,000   4.000%, 12/15/13 Series 2003 A MBIA Insured .........     Aaa+/AAA++          1,448,332
      1,505,000   4.000%, 12/15/14 Series 2003 A MBIA Insured .........     Aaa+/AAA++          1,500,169
      1,570,000   4.000%, 12/15/15 Series 2003 A MBIA Insured .........     Aaa+/AAA++          1,559,968
      1,630,000   4.000%, 12/15/16 Series 2003 A MBIA Insured .........     Aaa+/AAA++          1,612,282
                  Providence, Rhode Island Public Building School
                     & Public Facilities Project
      1,500,000   5.250%, 12/15/17 AMBAC Insured ......................     Aaa+/AAA++          1,572,240
      1,000,000   5.250%, 12/15/19 AMBAC Insured ......................     Aaa+/AAA++          1,046,730

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  HIGHER EDUCATION REVENUE BONDS (CONTINUED)
                  Rhode Island Health & Education Building Corp.,
                     Brown University
$     2,000,000   5.250%, 09/01/17 Series 1993 MBIA Insured ...........     Aaa+/AAA++     $    2,091,620
      1,000,000   5.000%, 09/01/23 Series 1993 MBIA Insured ...........     Aaa+/AAA++          1,011,250
                  Rhode Island Health & Education Building Corp.,
                     Bryant College
      1,000,000   5.125%, 06/01/19 AMBAC Insured ......................     Aaa+/AAA++          1,039,680
        230,000   5.000%, 12/01/21 AMBAC Insured ......................     Aaa+/AAA++            236,948
                  Rhode Island Health & Education Building Corp.,
                     Higher Educational Facilities
      1,010,000   3.625%, 09/15/14 Series 2003 B MBIA Insured .........     Aaa+/AAA++            966,974
      1,050,000   4.000%, 09/15/15 Series 2003 B MBIA Insured .........     Aaa+/AAA++          1,036,235
      1,040,000   4.000%, 09/15/16 Series 2003 B MBIA Insured .........     Aaa+/AAA++          1,021,103
        600,000   3.625%, 09/15/14 Series 2003 C MBIA Insured .........     Aaa+/AAA++            574,440
        500,000   4.000%, 09/15/15 Series 2003 C MBIA Insured .........     Aaa+/AAA++            493,445
        500,000   4.000%, 09/15/16 Series 2003 C MBIA Insured .........     Aaa+/AAA++            490,915
                  Rhode Island Health & Education Building Corp.,
                     Johnson & Wales University
        465,000   5.500%, 04/01/15 Series 1999 A MBIA Insured .........     Aaa+/AAA++            509,059
        900,000   5.500%, 04/01/16 Series 1999 A MBIA Insured .........     Aaa+/AAA++            991,008
        785,000   5.500%, 04/01/17 Series 1999 A MBIA Insured .........     Aaa+/AAA++            868,477
      1,360,000   4.000%, 04/01/12 Series 2003 XLCA Insured ...........     Aaa+/AAA++          1,358,776
      3,210,000   4.000%, 04/01/13 Series 2003 XLCA Insured ...........     Aaa+/AAA++          3,203,323
      2,000,000   4.000%, 04/01/14 Series 2003 XLCA Insured ...........     Aaa+/AAA++          1,988,220
                  Rhode Island Health & Education Building Corp.,
                     Rhode Island School of Design
        505,000   4.700%, 06/01/18 Series 2001 MBIA Insured ...........     Aaa+/AAA++            516,741
        280,000   4.750%, 06/01/19 Series 2001 MBIA Insured ...........     Aaa+/AAA++            286,205
                  Rhode Island Health & Education Building Corp.,
                     Roger Williams University
        500,000   5.125%, 11/15/11 AMBAC Insured ......................     Aaa+/AAA++            517,980
      1,000,000   5.125%, 11/15/14 Series 1996 S AMBAC Insured ........     Aaa+/AAA++          1,035,830
      1,000,000   5.000%, 11/15/18 Series 1996 S AMBAC Insured ........     Aaa+/AAA++          1,031,750
                  Rhode Island Health & Educational Building Corp.,
                     University of Rhode Island
      1,200,000   4.000%, 09/15/11 Series 2005 G AMBAC Insured ........     Aaa+/AAA++          1,203,168
      1,200,000   4.125%, 09/15/12 Series 2005 G AMBAC Insured ........     Aaa+/AAA++          1,208,592
      1,200,000   4.125%, 09/15/13 Series 2005 G AMBAC Insured ........     Aaa+/AAA++          1,208,760

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS BONDS (CONTINUED)                             OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  HIGHER EDUCATION REVENUE BONDS (CONTINUED)
                  Rhode Island Health & Education Facilities
                     Authority Providence College
$     1,000,000   4.250%, 11/01/14 XLCA Insured .......................     Aaa+/AAA++     $    1,008,230
      2,500,000   4.375%, 11/01/15 XLCA Insured .......................     Aaa+/AAA++          2,518,425
      2,500,000   4.500%, 11/01/16 XLCA Insured .......................     Aaa+/AAA++          2,542,525
      1,000,000   4.500%, 11/01/17 XLCA Insured .......................     Aaa+/AAA++          1,012,020
                                                                                           --------------
                     Total Higher Education Revenue Bonds .............                        44,678,499
                                                                                           --------------

                  HOUSING REVENUE BONDS (0.7%)
                  Rhode Island Housing & Mortgage Finance Corp.
                     Homeowner Opportunity
      1,000,000   3.750%, 10/01/13 Series 50-A MBIA Insured ...........    AAA++/AAA+++           978,150
                                                                                           --------------

                  POLLUTION CONTROL REVENUE BONDS (4.5%)
                  Rhode Island Clean Water Finance Agency, Water
                     Pollution Control Bonds
      1,800,000   5.000%, 10/01/18 Series 2002 B MBIA Insured .........     Aaa+/AAA++          1,862,694
      4,765,000   4.375%, 10/01/21 Series 2002 B MBIA Insured .........     Aaa+/AAA++          4,757,233
                                                                                           --------------
                     Total Pollution Control Revenue Bonds ............                         6,619,927
                                                                                           --------------

                  WATER AND SEWER REVENUE BONDS (9.1%)
                  Bristol County, Rhode Island Water Authority
        750,000   5.250%, 07/01/17 Series 1997 A MBIA Insured .........     Aaa+/AAA++            758,385
      1,000,000   3.500%, 12/01/13 Series 2004 Refunding A
                     MBIA Insured .....................................     Aaa+/AAA++            962,280
      1,000,000   3.500%, 12/01/14 Series 2004 Refunding A
                     MBIA Insured .....................................     Aaa+/AAA++            955,310
                  Kent County, Rhode Island Water Authority
        500,000   4.000%, 07/15/12 Series 2002 A MBIA Insured .........     Aaa+/AAA++            500,670
      1,055,000   4.150%, 07/15/14 Series 2002 A MBIA Insured .........     Aaa+/AAA++          1,059,747
                  Rhode Island Clean Water Protection Finance Agency
        300,000   5.400%, 10/01/09 1993 Series 1993 A MBIA Insured ....     Aaa+/AAA++            310,191
        500,000   4.500%, 10/01/11 1993 Series 1993 B
                     AMBAC Insured ....................................     Aaa+/AAA++            504,315
      1,000,000   5.125%, 10/01/11 Series 1999 C MBIA Insured .........     Aaa+/AAA++          1,026,820
        500,000   4.600%, 10/01/13 Series A AMBAC Insured .............     Aaa+/AAA++            506,120
        500,000   4.750%, 10/01/14 Series A AMBAC Insured .............     Aaa+/AAA++            508,460
      1,250,000   5.400%, 10/01/15 Series A MBIA Insured ..............     Aaa+/AAA++          1,328,150
      2,000,000   4.750%, 10/01/18 Series A AMBAC Insured .............     Aaa+/AAA++          2,028,280
        500,000   4.750%, 10/01/20 Series A AMBAC Insured .............     Aaa+/AAA++            505,255

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS  (CONTINUED)                                  OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  WATER AND SEWER REVENUE BONDS (CONTINUED)
                  Rhode Island Water Resources Board Public
                     Drinking Water Protection
$     1,500,000   4.000%, 03/01/14 MBIA Insured .......................     Aaa+/AAA++     $    1,495,605
      1,000,000   4.250%, 03/01/15 MBIA Insured .......................     Aaa+/AAA++          1,009,210
                                                                                           --------------
                     Total Water and Sewer Revenue Bonds ..............                        13,458,798
                                                                                           --------------
                  OTHER REVENUE BONDS (1.7%)
                  State of Rhode Island Certificates of Participation,
                     Howard Center Improvements
        400,000   5.250%, 10/01/10 MBIA Insured .......................     Aaa+/AAA++            405,336
        200,000   5.375%, 10/01/16 MBIA Insured .......................     Aaa+/AAA++            202,726
                  State of Rhode Island Depositors Economic
                     Protection Corp.
        500,000   6.000%, 08/01/17 Series 1992 B MBIA Insured .........     Aaa+/AAA++            536,160
        300,000   5.800%, 08/01/09 Series 1993 B MBIA Insured .........     Aaa+/AAA++            311,718
      1,045,000   5.250%, 08/01/21 Series 1993 B MBIA Insured
                     ETM (pre-refunded) ...............................     Aaa+/AAA++          1,090,520
                                                                                           --------------
                     Total Other Revenue Bonds ........................                         2,546,460
                                                                                           --------------
                       Total Revenue Bonds ............................                        81,056,022
                                                                                           --------------
                  Total Investments (cost $146,815,419 - note 4) ......       100.2%          148,270,676
                  Other assets less liabilities .......................        (0.2)             (251,967)
                                                                              -----        --------------
                  Net Assets ..........................................       100.0%       $  148,018,709
                                                                              =====        ==============

      Rating Services:

      +     Moody's Investors Service
      ++    Standard & Poor's
      +++   Fitch
      NR  - Not rated by two of the three ratings services

                                                                 PERCENT OF
       PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)       PORTFOLIO
       ------------------------------------------------------    ------------
       Aaa of Moody's or AAA of S&P or Fitch ...............        100%

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
                 AMBAC - American Municipal Bond Assurance Corp.
                 CIFG - CDC IXIS Financial  Guaranty
                 ETM - Escrowed to Maturity
                 FGIC - Financial Guaranty  Insurance Co.
                 FSA - Financial Security Assurance
                 MBIA -  Municipal  Bond  Investors   Assurance
                 XLCA  -  XL  Capital Assurance

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2007

ASSETS
   Investments at value (cost $146,815,419) ...............................................................          $ 148,270,676
   Interest receivable ....................................................................................              1,875,422
   Receivable for Fund shares sold ........................................................................                145,674
   Other assets ...........................................................................................                  7,646
                                                                                                                     -------------
   Total assets ...........................................................................................            150,299,418
                                                                                                                     -------------
LIABILITIES
   Cash overdraft .........................................................................................              1,324,596
   Payable for Fund shares redeemed .......................................................................                669,894
   Dividends payable ......................................................................................                148,931
   Distribution and service fees payable ..................................................................                 24,224
   Management fee payable .................................................................................                 18,364
   Accrued expenses .......................................................................................                 94,700
                                                                                                                     -------------
   Total liabilities ......................................................................................              2,280,709
                                                                                                                     -------------
NET ASSETS ................................................................................................          $ 148,018,709
                                                                                                                     =============
   Net Assets consist of:
   Capital Stock - Authorized 80,000,000 shares, par value $0.01 per share ................................          $     142,781
   Additional paid-in capital .............................................................................            147,315,085
   Net unrealized appreciation on investments (note 4) ....................................................              1,455,257
   Accumulated net realized loss on investments ...........................................................               (907,365)
   Undistributed net investment income ....................................................................                 12,951
                                                                                                                     -------------
                                                                                                                     $ 148,018,709
                                                                                                                     =============
CLASS A
   Net Assets .............................................................................................          $  98,749,287
                                                                                                                     =============
   Capital shares outstanding .............................................................................              9,525,494
                                                                                                                     =============
   Net asset value and redemption price per share .........................................................          $       10.37
                                                                                                                     =============
   Offering price per share (100/96 of $10.37 adjusted to nearest cent) ...................................          $       10.80
                                                                                                                     =============
CLASS C
   Net Assets .............................................................................................          $  14,034,391
                                                                                                                     =============
   Capital shares outstanding .............................................................................              1,353,996
                                                                                                                     =============
   Net asset value and offering price per share ...........................................................          $       10.37
                                                                                                                     =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..........................................................          $       10.37*
                                                                                                                     =============
CLASS I
   Net Assets .............................................................................................          $     826,222
                                                                                                                     =============
   Capital shares outstanding .............................................................................                 79,709
                                                                                                                     =============
   Net asset value, offering and redemption price per share ...............................................          $       10.37
                                                                                                                     =============
CLASS Y
   Net Assets .............................................................................................          $  34,408,809
                                                                                                                     =============
   Capital shares outstanding .............................................................................              3,318,946
                                                                                                                     =============
   Net asset value, offering and redemption price per share ...............................................          $       10.37
                                                                                                                     =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2007

INVESTMENT INCOME:

     Interest income ..............................................................                                    $   6,568,129

Expenses:

     Management fee (note 3) ......................................................            $   762,636
     Distribution and service fees (note 3) .......................................                309,451
     Trustees' fees and expenses (note 8) .........................................                146,628
     Transfer and shareholder servicing agent fees (note 3) .......................                107,021
     Legal fees (note 3) ..........................................................                 71,107
     Shareholders' reports and proxy statements ...................................                 53,319
     Fund accounting fees .........................................................                 47,446
     Custodian fees ...............................................................                 44,206
     Auditing and tax fees ........................................................                 19,999
     Registration fees and dues ...................................................                 14,390
     Insurance ....................................................................                 10,675
     Chief compliance officer (note 3) ............................................                  4,995
     Miscellaneous ................................................................                 63,613
                                                                                               -----------
     Total expenses ...............................................................              1,655,486

     Management fee waived (note 3) ...............................................               (534,974)
     Expenses paid indirectly (note 6) ............................................                 (8,682)
                                                                                               -----------
     Net expenses .................................................................                                        1,111,830
                                                                                                                       -------------
     Net investment income ........................................................                                        5,456,299

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ........................                (97,580)
     Change in unrealized appreciation on investments .............................                695,973
                                                                                               -----------

     Net realized and unrealized gain (loss) on investments .......................                                          598,393
                                                                                                                       -------------
     Net change in net assets resulting from operations ...........................                                    $   6,054,692
                                                                                                                       =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED          YEAR ENDED
                                                                       JUNE 30, 2007       JUNE 30, 2006
                                                                      ---------------     --------------
OPERATIONS:
   Net investment income ..........................................   $   5,456,299       $   5,463,632
   Net realized gain (loss) from securities transactions ..........         (97,580)            (66,138)
   Change in unrealized appreciation on investments ...............         695,973          (6,471,758)
                                                                      -------------       -------------
      Change in net assets from operations ........................       6,054,692          (1,074,264)
                                                                      -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
   Class A Shares:
   Net investment income ..........................................      (3,835,965)         (3,880,873)

   Class C Shares:
   Net investment income ..........................................        (443,679)           (512,514)

   Class I Shares:
   Net investment income ..........................................         (27,009)            (44,086)

   Class Y Shares:
   Net investment income ..........................................      (1,306,184)         (1,170,418)
                                                                      -------------       -------------
      Change in net assets from distributions .....................      (5,612,837)         (5,607,891)
                                                                      -------------       -------------

CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold ......................................      15,170,793          28,611,766
   Reinvested dividends and distributions .........................       2,561,412           2,612,391
   Cost of shares redeemed ........................................     (22,978,923)        (25,755,083)
                                                                      -------------       -------------
   Change in net assets from capital share transactions ...........      (5,246,718)          5,469,074
                                                                      -------------       -------------

      Change in net assets ........................................      (4,804,863)         (1,213,081)

NET ASSETS:
   Beginning of period ............................................     152,823,572         154,036,653
                                                                      -------------       -------------

   End of period* .................................................   $ 148,018,709       $ 152,823,572
                                                                      =============       =============


   *  Includes undistributed net investment income and
      distributions in excess of net investment income of: ........   $      12,951       $    (109,035)
                                                                      =============       =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2007

1. ORGANIZATION

      Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

      Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than December 31, 2007 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN 48 will result in any material impact on the Fund's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3.  FEES AND RELATED PARTY TRANSACTIONS

a) Management Arrangements:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's average net assets.

      Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's average net assets.

      For the year ended June 30, 2007, the Fund incurred management fees of $762,636 of which $534,974 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2006 through June 30, 2007 so that total Fund expenses would not exceed 0.85% for Class A Shares, 1.70% for Class C Shares, 1.02% for Class I Shares or 0.70% for Class Y Shares.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended June 30, 2007, distribution fees on Class A Shares amounted to $154,124, of which the Distributor retained $4,386.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2007 amounted to $115,372. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2007, amounted to $38,457. The total of these payments with respect to Class C Shares amounted to $153,829, of which the Distributor retained $38,573.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended June 30, 2007, these payments were made at the average annual rate of 0.35% of such net assets amounting to $2,622 of which $1,498 related to the Plan and $1,124 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2007, total commissions on sales of Class A Shares amounted to $121,372, of which the Distributor received $12,009.

c) Other Related Party Transactions:

      For the year ended June 30, 2007, the Fund incurred $68,894 of legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and its successor, Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund was a partner at Hollyer Brady and is a shareholder of its successor.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2007, purchases of securities and proceeds from the sales of securities aggregated $3,586,810 and $9,039,838, respectively.

      At June 30, 2007, the aggregate tax cost for all securities was $146,802,468. At June 30, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $2,391,145 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $922,937, for a net unrealized appreciation of $1,468,208.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 80% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At June 30, 2007, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

      The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At June 30, 2007, the Fund had all of its net assets invested in Rhode Island municipal issues.

6. Expenses

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Capital Share Transactions

      Transactions in Capital Shares of the Fund were as follows:

                                                                    YEAR ENDED                                YEAR ENDED
                                                                   JUNE 30, 2007                             JUNE 30, 2006
                                                          -------------------------------           -------------------------------
                                                            SHARES              AMOUNT                SHARES              AMOUNT
                                                          ----------         ------------           ----------         ------------
CLASS A SHARES:
        Proceeds from shares sold ..............             643,809         $  6,762,397            1,156,856         $ 12,253,231
        Reinvested distributions ...............             203,145            2,134,004              204,800            2,162,577
        Cost of shares redeemed ................          (1,304,721)         (13,685,665)          (1,191,694)         (12,588,656)
                                                          ----------         ------------           ----------         ------------
                Net change .....................            (457,767)          (4,789,264)             169,962            1,827,152
                                                          ----------         ------------           ----------         ------------
CLASS C SHARES:
        Proceeds from shares sold ..............             151,378            1,590,583              320,132            3,381,363
        Reinvested distributions ...............              16,970              178,232               23,511              248,414
        Cost of shares redeemed ................            (420,314)          (4,406,868)            (501,280)          (5,288,954)
                                                          ----------         ------------           ----------         ------------
                Net change .....................            (251,966)          (2,638,053)            (157,637)          (1,659,177)
                                                          ----------         ------------           ----------         ------------
CLASS I SHARES:
        Proceeds from shares sold ..............              46,414              490,000               42,703              454,728
        Reinvested distributions ...............               2,570               27,008                2,462               25,917
        Cost of shares redeemed ................             (42,870)            (451,484)             (73,331)            (768,550)
                                                          ----------         ------------           ----------         ------------
                Net change .....................               6,114               65,524              (28,166)            (287,905)
                                                          ----------         ------------           ----------         ------------
CLASS Y SHARES:
        Proceeds from shares sold ..............             601,991            6,327,813            1,182,830           12,522,444
        Reinvested distributions ...............              21,137              222,168               16,650              175,483
        Cost of shares redeemed ................            (422,081)          (4,434,906)            (675,731)          (7,108,923)
                                                          ----------         ------------           ----------         ------------
                Net change .....................             201,047            2,115,075              523,749            5,589,004
                                                          ----------         ------------           ----------         ------------
Total transactions in Fund
        shares .................................            (502,572)        $ (5,246,718)             507,908         $  5,469,074
                                                          ==========         ============           ==========         ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2007 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended June 30, 2007 was $109,500, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the year ended June 30, 2007, such meeting-related expenses amounted to $37,128.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited undistributed net investment income in the amount of $278,524 and debited additional paid-in capital in the amount of $278,524 at June 30, 2007. This adjustment had no impact on the Fund's aggregate net assests at June 30, 2007. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

      At June 30, 2007, the Fund had a capital loss carryover of $879,705 of which $592,992 expires on June 30, 2009, $111,495 expires on June 30, 2013, and $175,218 expires on June 30, 2015. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. As of June 30, 2007 there were post-October capital loss deferrals of $27,660 which will be recognized in the following year.

      Tax character of distributions:

                                                        YEAR ENDED JUNE 30,
                                                  ----------------------------
                                                      2007             2006
                                                  -----------      -----------
      Net tax-exempt income                       $ 5,334,313      $ 5,431,934
      Ordinary income                                 278,524          175,957
                                                  -----------      -----------
                                                  $ 5,612,837      $ 5,607,891
                                                  ===========      ===========

      As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income             $   148,931
      Accumulated net realized loss                  (879,705)
      Unrealized appreciation                       1,468,208
      Post-October capital loss deferrals             (27,660)
      Other temporary differences                    (148,931)
                                                  -----------
                                                  $   560,843
                                                  ===========

      At June 30, 2007, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

10. RECENT DEVELOPMENTS

      In late May, 2007, the U. S. Supreme Court agreed to hear an appeal in DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. If the U.S. Supreme Court affirms the prior decision, Kentucky (and all other states that differentially tax interest on municipal bonds) may then be required to accord equal income tax treatment to all municipal bond interest. While it is impossible to predict the consequences of such an outcome, they may include effects on the net asset values of the shares, and/or on the tax treatment of the dividends, of some or all single-state municipal bond funds, including the Fund. The case is expected to be heard and decided during the U.S. Supreme Court's October 2007 - April 2008 term, with a decision likely to be handed down in 2008.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  Class A
                                                  -------------------------------------------------------------------------------
                                                                              Year Ended June 30,
                                                  -------------------------------------------------------------------------------
                                                      2007             2006            2005             2004              2003
                                                  -----------      -----------      -----------      -----------      -----------
Net asset value, beginning of period .........    $     10.34      $     10.79      $     10.49      $     10.92      $     10.47
                                                  -----------      -----------      -----------      -----------      -----------
Income (loss) from investment operations:
      Net investment income + ................           0.38             0.38             0.40             0.41             0.42
      Net gain (loss) on securities
           (both realized and unrealized) ....           0.04            (0.44)            0.31            (0.42)            0.47
                                                  -----------      -----------      -----------      -----------      -----------
      Total from investment operations .......           0.42            (0.06)            0.71            (0.01)            0.89
                                                  -----------      -----------      -----------      -----------      -----------

Less distributions (note 9):
      Dividends from net investment income ...          (0.39)           (0.39)           (0.41)           (0.42)           (0.44)
                                                  -----------      -----------      -----------      -----------      -----------

Net asset value, end of period ...............    $     10.37      $     10.34      $     10.79      $     10.49      $     10.92
                                                  ===========      ===========      ===========      ===========      ===========

Total return (not reflecting sales charge) ...           4.10%           (0.56)%           6.81%           (0.10)%           8.64%

Ratios/supplemental data
      Net assets, end of period (in thousands)    $    98,749      $   103,222      $   105,910      $   101,413      $   106,887
      Ratio of expenses to average net assets            0.68%            0.67%            0.58%            0.53%            0.51%
      Ratio of net investment income to
           average net assets ................           3.63%            3.61%            3.68%            3.82%            3.96%
      Portfolio turnover rate ................           2.37%            7.25%            2.20%            8.61%           11.74%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

      Ratio of expenses to average net assets            1.03%            1.03%            0.96%            0.91%            0.88%
      Ratio of net investment income to
           average net assets ................           3.28%            3.25%            3.31%            3.44%            3.59%

The expense ratios after giving effect to the waiver,  reimbursement and expense offset for uninvested cash balances were:

      Ratio of expenses to average net assets            0.68%            0.67%            0.57%            0.52%            0.48%

                                                                                  Class C
                                                  -------------------------------------------------------------------------------
                                                                              Year Ended June 30,
                                                  -------------------------------------------------------------------------------
                                                      2007            2006             2005             2004             2003
                                                  -----------      -----------      -----------      -----------      -----------
Net asset value, beginning of period .........    $     10.34      $     10.79      $     10.48      $     10.92      $     10.47
                                                  -----------      -----------      -----------      -----------      -----------
Income (loss) from investment operations:
      Net investment income + ................           0.30             0.29             0.31             0.32             0.33
      Net gain (loss) on securities
           (both realized and unrealized) ....           0.03            (0.44)            0.31            (0.43)            0.47
                                                  -----------      -----------      -----------      -----------      -----------
      Total from investment operations .......           0.33            (0.15)            0.62            (0.11)            0.80
                                                  -----------      -----------      -----------      -----------      -----------

Less distributions (note 9):
      Dividends from net investment income ...          (0.30)           (0.30)           (0.31)           (0.33)           (0.35)
                                                  -----------      -----------      -----------      -----------      -----------

Net asset value, end of period ...............    $     10.37      $     10.34      $     10.79      $     10.48      $     10.92
                                                  ===========      ===========      ===========      ===========      ===========

Total return (not reflecting sales charge) ...           3.22%           (1.40)%           6.01%           (1.04)%           7.72%

Ratios/supplemental data
      Net assets, end of period (in thousands)    $    14,034      $    16,602      $    19,031      $    17,901      $    22,506
      Ratio of expenses to average net assets            1.53%            1.52%            1.43%            1.38%            1.35%
      Ratio of net investment income to
           average net assets ................           2.78%            2.76%            2.83%            2.98%            3.10%
      Portfolio turnover rate ................           2.37%            7.25%            2.20%            8.61%           11.74%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

      Ratio of expenses to average net assets            1.88%            1.88%            1.81%            1.76%            1.72%
      Ratio of net investment income to
           average net assets ................           2.43%            2.40%            2.45%            2.60%            2.73%

The expense ratios after giving effect to the waiver,  reimbursement and expense offset for uninvested cash balances were:

      Ratio of expenses to average net assets            1.53%            1.52%            1.42%            1.37%            1.33%

----------
+ Per share amounts have been calculated using the monthly average shares method.


                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (continued)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   Class I
                                                  -------------------------------------------------------------------------------
                                                                             Year Ended June 30,
                                                  -------------------------------------------------------------------------------
                                                      2007             2006             2005             2004             2003
                                                  -----------      -----------      -----------      -----------      -----------
Net asset value, beginning of period .........    $     10.34      $     10.79      $     10.48      $     10.91      $     10.47
                                                  -----------      -----------      -----------      -----------      -----------

Income from investment operations:
      Net investment income+ .................           0.38             0.37             0.39             0.41             0.42
      Net gain (loss) on securities (both
           realized and unrealized) ..........           0.03            (0.44)            0.32            (0.42)            0.46
                                                  -----------      -----------      -----------      -----------      -----------

      Total from investment operations .......           0.41            (0.07)            0.71            (0.01)            0.88
                                                  -----------      -----------      -----------      -----------      -----------

Less distributions (note 9):
      Dividends from net investment income ...          (0.38)           (0.38)           (0.40)           (0.42)           (0.44)
                                                  -----------      -----------      -----------      -----------      -----------

Net asset value, end of period ...............    $     10.37      $     10.34      $     10.79      $     10.48      $     10.91
                                                  ===========      ===========      ===========      ===========      ===========

Total return (not reflecting sales charge) ...           3.96%           (0.67)%           6.89%           (0.12)%           8.52%

Ratios/supplemental data
      Net assets, end of period (in thousands)    $       826      $       761      $     1,098      $       790      $       449
      Ratio of expenses to average net assets            0.81%            0.79%            0.58%            0.53%            0.52%
      Ratio of net investment income to
           average net assets ................           3.50%            3.48%            3.68%            3.82%            3.95%
      Portfolio turnover rate ................           2.37%            7.25%            2.20%            8.61%           11.74%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

      Ratio of expenses to average net assets            1.15%            1.15%            0.96%            0.91%            0.89%
      Ratio of net investment income to
           average net assets ................           3.15%            3.12%            3.30%            3.44%            3.58%

The expense ratios after giving effect to the waiver,  reimbursement and expense offset for uninvested cash balances were:

      Ratio of expenses to average net assets            0.80%            0.79%            0.57%            0.52%            0.49%

                                                                                    Class Y
                                                  -------------------------------------------------------------------------------
                                                                              Year Ended June 30,
                                                  -------------------------------------------------------------------------------
                                                      2007             2006             2005             2004             2003
                                                  -----------      -----------      -----------      -----------      -----------
Net asset value, beginning of period .........    $     10.34      $     10.79      $     10.49      $     10.92      $     10.47
                                                  -----------      -----------      -----------      -----------      -----------

Income from investment operations:
      Net investment income+ .................           0.40             0.40             0.41             0.43             0.45
      Net gain (loss) on securities (both
           realized and unrealized) ..........           0.04            (0.44)            0.31            (0.43)            0.45
                                                  -----------      -----------      -----------      -----------      -----------

      Total from investment operations .......           0.44            (0.04)            0.72               --             0.90
                                                  -----------      -----------      -----------      -----------      -----------

Less distributions (note 9):
      Dividends from net investment income ...          (0.41)           (0.41)           (0.42)           (0.43)           (0.45)
                                                  -----------      -----------      -----------      -----------      -----------

Net asset value, end of period ...............    $     10.37      $     10.34      $     10.79      $     10.49      $     10.92
                                                  ===========      ===========      ===========      ===========      ===========

Total return (not reflecting sales charge) ...           4.25%           (0.40)%           6.98%            0.03%            8.80%

Ratios/supplemental data
      Net assets, end of period (in thousands)    $    34,409      $    32,239      $    27,998      $    22,113      $    18,193
      Ratio of expenses to average net assets            0.53%            0.52%            0.43%            0.38%            0.36%
      Ratio of net investment income to
           average net assets ................           3.77%            3.76%            3.83%            3.97%            4.10%
      Portfolio turnover rate ................           2.37%            7.25%            2.20%            8.61%           11.74%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

      Ratio of expenses to average net assets            0.87%            0.88%            0.81%            0.76%            0.73%
      Ratio of net investment income to
           average net assets ................           3.43%            3.39%            3.45%            3.59%            3.73%

The expense ratios after giving effect to the waiver,  reimbursement and expense offset for uninvested cash balances were:

      Ratio of expenses to average net assets            0.52%            0.52%            0.42%            0.37%            0.33%

----------
+ Per share amounts have been calculated using the monthly average shares method.


                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                   FUND AND             PRINCIPAL                                  COMPLEX       (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------       ----------           -------------------                        ----------    ---------------------

INTERESTED TRUSTEES(4)

David A. Duffy          Trustee              Chairman, Rhode Island Convention Center        1        Citizens Bank of Rhode Island
North Kingstown, RI     since 1995           Authority since 2003; retired Founder,                   and Connecticut since 1999;
(08/07/39)                                   formerly President, Duffy & Shanley,                     Delta Dental of Rhode Island
                                             Inc., a marketing communications firm,                   since 2004.
                                             1973-2003; Transition Chairman for Gov.
                                             Donald Carcieri (R.I.); past National
                                             Chairman, National Conference for
                                             Community and Justice (NCCJ); Past
                                             Chair, Providence College President's
                                             Council; Past Vice Chair, Providence
                                             College Board of Trustees; officer or
                                             director of numerous civic and
                                             non-profit organizations.

Diana P. Herrmann       Trustee since 2005   Vice Chair and Chief Executive Officer          12       ICI Mutual Insurance Company
New York, NY            and President        of Aquila Management Corporation,
(02/25/58)              since 1998           Founder of the Aquila Group of Funds(SM)
                                             (5) and parent of Aquila Investment
                                             Management LLC, Manager since 2004,
                                             President and Chief Operating Officer
                                             since 1997, a Director since 1984,
                                             Secretary since 1986 and previously its
                                             Executive Vice President, Senior Vice
                                             President or Vice President, 1986-1997;
                                             Chief Executive Officer and Vice Chair
                                             since 2004 and President, Chief
                                             Operating Officer and Manager of the
                                             Manager since 2003; Chair, Vice Chair,
                                             President, Executive Vice President or
                                             Senior Vice President of funds in the
                                             Aquila Group of Funds(SM) since 1986;
                                             Director of the Distributor since 1997;
                                             trustee, Reserve Money-Market Funds,
                                             1999-2000 and Reserve Private Equity
                                             Series, 1998-2000; Governor, Investment
                                             Company Institute and head of its Small
                                             Funds Committee since 2004; active in
                                             charitable and volunteer organizations.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                   FUND AND             PRINCIPAL                                  COMPLEX       (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------       ----------           -------------------                        ----------    ---------------------

NON-INTERESTED TRUSTEES

William J. Nightingale  Chair of             Retired; formerly Chairman, founder             2        Ring's End, Inc.
Rowayton, CT            the Board            (1975) and Senior Advisor until 2000 of
(09/16/29)              of Trustees since    Nightingale & Associates, L.L.C., a
                        2005 and Trustee     general management consulting firm
                        since 1992           focusing on interim management,
                                             divestitures, turnaround of troubled
                                             companies, corporate restructuring and
                                             financial advisory services.

Timothy J. Leach        Trustee since 2005   UC Berkeley Haas School of Business             3        None
Orinda, CA                                   Executive Education, Lecturer since
(08/28/55)                                   2006; Regional Chief Executive Officer,
                                             US Trust Company, N.A., 2005-2006;
                                             Executive Vice President & Chief
                                             Investment Officer, U.S. Trust
                                             Company, New York, NY, 2004-2005;
                                             Executive Vice President & Chief
                                             Investment Officer, Private Asset
                                             Management Group, Wells Fargo Bank,
                                             San Francisco, CA, 1999-2003; CEO,
                                             President and Chief Investment
                                             Officer, ABN Amro Asset Management
                                             (USA), 1998-1999; President & Chief
                                             Investment Officer, Qualivest
                                             Capital Management Inc. and Senior
                                             Vice President & Chief Investment
                                             Officer, Trust & Investment Group,
                                             US Bancorp, Portland, OR,
                                             1994-1998.

James R. Ramsey         Trustee since 2004   President, University of Louisville             2        Community Bank and Trust,
Louisville, KY                               since November 2002; Professor of                        Pikeville, KY and Texas
(11/14/48)                                   Economics, University of Louisville,                     Roadhouse Inc.
                                             1999-present; Kentucky Governor's
                                             Senior Policy Advisor and State
                                             Budget Director, 1999-2002; Vice
                                             Chancellor for Finance and
                                             Administration, the University of
                                             North Carolina at Chapel Hill, 1998
                                             to 1999; previously Vice President
                                             for Finance and Administration at
                                             Western Kentucky University, State
                                             Budget Director for the
                                             Commonwealth of Kentucky, Chief
                                             State Economist and Executive
                                             Director for the Office of
                                             Financial Management and Economic
                                             Analysis for the Commonwealth of
                                             Kentucky, Adjunct Professor at the
                                             University of Kentucky, Associate
                                             Professor at Loyola University-New
                                             Orleans and Assistant Professor at
                                             Middle Tennessee State University.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                   FUND AND             PRINCIPAL                                  COMPLEX       (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------       ----------           -------------------                        ----------    ---------------------

J. William Weeks        Trustee since 1995   Retired; limited partner in real estate         1        None
Palm Beach, FL                               partnerships Alex, Brown & Sons No. 1
(06/22/27)                                   and 2; formerly Senior Vice President or
                                             Vice President of the Aquila Municipal
                                             Bond Funds; and Vice President of the
                                             Distributor.

Laureen L. White        Trustee since 2005   President, Greater Providence Chamber of        1        None
North Kingstown, RI                          Commerce, since 2005, Executive Vice
(11/18/59)                                   President 2004-2005 and Senior Vice
                                             President, 1989-2002; Executive
                                             Counselor to the Governor of Rhode
                                             Island for Policy and
                                             Communications, 2003-2004.

OTHER INDIVIDUALS
TRUSTEES EMERITUS(6)

Lacy B. Herrmann        Founder and          Founder and Chairman of the Board,              N/A      N/A
New York, NY            Chairman Emeritus    Aquila Management Corporation, the
(05/12/29)              since 2005;          sponsoring organization and parent of
                        Chairman of the      the Manager or Administrator and/or
                        Board of Trustees,   Adviser or Sub-Adviser to each fund of
                        1992-2005            the Aquila Group of Funds(SM); Chairman of
                                             the Manager or Administrator and/or
                                             Adviser or Sub-Adviser to each
                                             since 2004; Founder and Chairman
                                             Emeritus of each fund in the Aquila
                                             Group of Funds(SM); previously
                                             Chairman and a Trustee of each fund
                                             in the Aquila Group of Funds(SM)
                                             since its establishment until 2004
                                             or 2005; Director of the
                                             Distributor since 1981 and formerly
                                             Vice President or Secretary,
                                             1981-1998; Trustee Emeritus, Brown
                                             University and the Hopkins School;
                                             active in university, school and
                                             charitable organizations.

Vernon R. Alden         Trustee Emeritus     Retired; former director or trustee of          N/A      N/A
Boston, MA              since 2006           various Fortune 500 companies, including
(04/07/23)                                   Colgate-Palmolive and McGraw Hill;
                                             formerly President of Ohio
                                             University and Associate Dean of
                                             the Harvard University Graduate
                                             School of Business Administration;
                                             member of several Japan-related
                                             advisory councils, including
                                             Chairman of the Japan Society of
                                             Boston; trustee of various
                                             cultural, educational and civic
                                             organizations.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                   FUND AND             PRINCIPAL                                  COMPLEX       (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------       ----------           -------------------                        ----------    ---------------------

OFFICERS

Charles E. Childs, III  Executive Vice       Executive Vice President of all funds in        N/A      N/A
New York, NY            President            the Aquila Group of Funds(SM) and the
(04/01/57)              since 2003           Manager and the Manager's parent since
                                             2003; formerly Senior Vice
                                             President, corporate development,
                                             Vice President, Assistant Vice
                                             President and Associate of the
                                             Manager's parent since 1987; Senior
                                             Vice President, Vice President or
                                             Assistant Vice President of the
                                             Aquila Money-Market Funds,
                                             1988-2003.

Stephen J. Caridi       Senior Vice          Vice President of the Distributor since         N/A      N/A
New York, NY            President            1995; Vice President, Hawaiian Tax-Free
(05/06/61)              since 1998           Trust since 1998; Senior Vice President,
                                             Narragansett Insured Tax-Free
                                             Income Fund since 1998, Vice
                                             President 1996-1997; Senior Vice
                                             President, Tax-Free Fund of
                                             Colorado since 2004; Vice
                                             President, Aquila Rocky Mountain
                                             Equity Fund since 2006.

Robert W. Anderson      Chief Compliance     Chief Compliance Officer of the Fund and        N/A      N/A
New York, NY            Officer since 2004   each of the other funds in the Aquila
(08/23/40)              and Assistant        Group of Funds(SM), the Manager and the
                        Secretary            Distributor since 2004, Compliance
                        since 2000           Officer of the Manager or its
                                             predecessor and current parent
                                             1998-2004; Assistant Secretary of
                                             the Aquila Group of Funds(SM) since
                                             2000.

Joseph P. DiMaggio      Chief Financial      Chief Financial Officer of the Aquila           N/A      N/A
New York, NY            Officer since 2003   Group of Funds(SM) since 2003 and
(11/06/56)              and Treasurer        Treasurer since 2000.
                        since 2000

Edward M. W. Hines      Secretary            Partner and then shareholder of legal           N/A      N/A
New York, NY            since 1992           counsel to the Trust/Fund, Hollyer Brady
(12/16/39)                                   Barrett & Hines LLP since 1989 and
                                             thereafter its successor, Butzel
                                             Long, since 2007; Secretary of the
                                             Aquila Group of Funds(SM).

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                   FUND AND             PRINCIPAL                                  COMPLEX       (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------       ----------           -------------------                        ----------    ---------------------

John J. Partridge       Assistant Secretary  Founding Partner, Partridge, Snow &             N/A      N/A
Providence, RI          - Advisor to the     Hahn, LLP, a law firm, Providence, Rhode
(05/05/40)              Board since 2005     Island, since 1988, Senior Counsel,
                                             since January 1, 2007; Assistant
                                             Secretary - Advisor to the Board,
                                             Narragansett Insured Tax-Free
                                             Income Fund, since 2005, Trustee
                                             2002-2005; director or trustee of
                                             various educational, civic and
                                             charitable organizations, including
                                             Greater Providence Chamber of
                                             Commerce, Ocean State Charities
                                             Trust, Memorial Hospital of Rhode
                                             Island, and The Pawtucket
                                             Foundation.

John M. Herndon         Assistant Secretary  Assistant Secretary of the Aquila Group         N/A      N/A
New York, NY            since 1995           of Funds(SM) since 1995 and Vice President
(12/17/39)                                   of the three Aquila Money-Market Funds
                                             since 1990; Vice President of the
                                             Manager or its predecessor and
                                             current parent since 1990.

Lori A. Vindigni        Assistant Treasurer  Assistant Treasurer of the Aquila Group         N/A      N/A
New York, NY            since 2000           of Funds(SM) since 2000; Assistant Vice
(11/02/66)                                   President of the Manager or its
                                             predecessor and current parent
                                             since 1998; Fund Accountant for the
                                             Aquila Group of Funds(SM), 1995-1998.

----------
(1) The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free).
(2) The mailing address of each Trustee and officer is c/o Narragansett Insured Tax-Free Income Fund, 380 Madison Avenue, New York, NY 10017.
(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) Mr. Duffy is an interested person as a director of the Sub-Adviser. Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.
(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds(SM)."
(6) A Trustee Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2007

                     ACTUAL
                   TOTAL RETURN        BEGINNING        ENDING       EXPENSES
                     WITHOUT            ACCOUNT         ACCOUNT     PAID DURING
                 SALES CHARGES(1)        VALUE           VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A               0.15%            $1,000.00      $1,001.50        $3.23
--------------------------------------------------------------------------------
Class C              (0.18)%           $1,000.00      $  998.20        $7.43
--------------------------------------------------------------------------------
Class I               0.18%            $1,000.00      $1,001.80        $3.82
--------------------------------------------------------------------------------
Class Y               0.22%            $1,000.00      $1,002.20        $2.48
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.65%, 1.50%, 0.77% AND 0.50% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2007

                  HYPOTHETICAL
                   ANNUALIZED          BEGINNING       ENDING        EXPENSES
                     TOTAL              ACCOUNT        ACCOUNT      PAID DURING
                     RETURN              VALUE          VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A               5.00%            $1,000.00      $1,021.57        $3.26
--------------------------------------------------------------------------------
Class C               5.00%            $1,000.00      $1,017.36        $7.50
--------------------------------------------------------------------------------
Class I               5.00%            $1,000.00      $1,020.98        $3.86
--------------------------------------------------------------------------------
Class Y               5.00%            $1,000.00      $1,022.32        $2.51
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.65%, 1.50%, 0.77% AND 0.50% FOR THE TRUST'S CLASS A, C, I AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended June 30, 2007, $5,334,313 of dividends paid by Narragansett Insured Tax-Free Income Fund, constituting 95.04% of total dividends paid during the fiscal year ended June 30, 2007, were exempt-interest dividends and the balance was ordinary dividend income.

      Prior to January 31, 2007, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2006 CALENDAR YEAR.

      Prior to January 31, 2008, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2007 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

FOUNDERS
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   CITIZENS INVESTMENT ADVISORS,
   A DEPARTMENT OF CITIZENS BANK
   OF RHODE ISLAND
   One Citizens Plaza
   Providence, Rhode Island 02903

BOARD OF TRUSTEES
   William J. Nightingale, Chair
   David A. Duffy
   Diana P. Herrmann
   Timothy J. Leach
   James R. Ramsey
   J. William Weeks
   Laureen L. White

OFFICERS
   Diana P. Herrmann, President
   Stephen J. Caridi, Senior Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   101 Sabin Street
   Pawtucket, RI 02860

CUSTODIAN
   JPMORGAN CHASE BANK, N.A.
   1111 Polaris Parkway
   Columbus, Ohio  43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   Tait, Weller & Baker LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2007 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $16,000 in 2006 and $16,000 in 2007.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,000 in 2006 and 2007, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
September 7, 2007


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
September 7, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
September 7, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 7, 2007



NARRAGANSETT INSURED TAX-FREE INCOME FUND

EXHIBIT INDEX


(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.


 (a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.